Segment information	12 Months Ended
Dec. 31, 2022
Segment [Abstract]
Segment information
27.	Segment information

The information by operating segments is presented consistent with the information included in the internal reports provided to the highest authority in making operating decisions (Chief Operating Decision Maker or “CODM”).

The Board of Directors is who evaluates the financial performance, the situation of the Group and makes strategic decisions. It has been identified as the highest authority in operating decision-making, and it is integrated by seven independent members, two members and the Executive Board Chairman.

As discussed in note 1, the Group has identified the reportable business segments as follow:

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Home organization segment (Betterware segment or BWM’ segment): Some of the categories through which Betterware offers its product line include kitchen and food preservation, home solutions, bathroom, laundry & cleaning, tech and mobility and bedroom (see note 26). BWM’s products are sold through catalogues and are distributed to the end customer by its network of distributors and associates in Mexico. As of December 31, 2022, the net income corresponding to this reportable segment represented 55.1%.

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Beauty and Personal Care (B&PC) segment (JAFRA segment), formed by four main categories: fragrance, color (cosmetics), skin care and toiletries. JAFRA’s products are sold through 12 promotional catalogues published on a monthly basis and are distributed to the end customer by its network of leaders and consultants in its operative segments located in Mexico (JAFRA Mexico) and the United States (JAFRA US). As of December 31, 2022, the net income corresponding to this reportable segment represented 44.9%.

The segment information of the Group is detailed in the following table:

	As of December 31, 2022					As of December 31, 2021	As of January 3, 2021
The Group’s companies	BWM´s segment		JAFRA´s segment	Eliminations(1)	Total	BWM´s segment	BWM´s segment
EBITDA		1,514,227	801,881	-	2,316,108	2,683,987	2,107,023
Depreciation and amortization		109,055	178,647	-	287,702	82,122	43,688
Operating income		1,405,172	623,234	-	2,028,406	2,601,865	2,063,335
Interest income		10,607	32,777	(14,695)	28,689	25,872	10,930
Interest expense		(546,977)	(11,039)	14,695	(543,321)	(75,818)	(80,253)
Unrealized (loss) gain in valuation of DFI		(43,522)	-	-	(43,522)	330,315	(287,985)
Changes in fair value of warrants		-	-	-	-	-	(851,520)
Foreign exchange loss, net		(81,212)	(2,156)	-	(83,368)	(319,739)	(30,402)
Income before income taxes		744,068	642,816	-	1,386,884	2,562,495	824,105
Income taxes		367,166	149,754	-	516,920	814,556	525,661
Income for the year		376,902	493,062	-	869,964	1,747,939	298,444
Net revenue	Ps.	6,343,344	5,166,545	(2,340)	11,507,549	10,067,683	7,237,628
Divestment in subsidiaries	Ps.	(21,862)	-	-	(21,862)	-	-
Total assets	Ps.	8,958,162	8,154,942	(5,780,371)	11,332,733	5,185,229	4,359,706
Total liabilities	Ps.	(8,363,605)	(2,592,037)	720,189	(10,235,453)	(3,985,026)	(3,477,730)
Fixed assets additions	Ps.	77,899	50,201	(3,492)	124,608	336,310	619,279

(1)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

The income recognized during the year 2022, 2021 and 2020, national and foreign, is shown below:

	2022		2021	2020
Revenue in Mexico	Ps.	10,531,505	10,059,285	7,237,628
Revenue in United States (2)		966,085	-	-
Revenue in Guatemala		9,959	8,398	-
Total revenue of the Group	Ps.	11,507,549	10,067,683	7,237,628

(2)	The main concentration of JAFRA’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage 8% of the Group’s total income.

The Group considers that there are no concentration risks given the nature of the business and the sale of its products through a significant number of distributors, leaders and consultants.